Financial Instruments - Summary of Changes in Fair Value of Outstanding Warrant and Tranche Liabilities (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Contingent earnout liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 0
Change in Unrealized (Gains) Losses	(19,904)
Issuances (Settlements)	28,927
Net Transfer In (Out) of Level 3	0
Ending balance	9,023		$ 0
Warrant liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	369	$ 391	391
Change in Unrealized (Gains) Losses	0	(19)
Issuances (Settlements)	(369)	0
Net Transfer In (Out) of Level 3	0	0
Ending balance	0	$ 372	369
Series B-2 tranche liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	4,702
Change in Unrealized (Gains) Losses	(3,200)
Issuances (Settlements)	(1,502)
Net Transfer In (Out) of Level 3	0
Ending balance	0		4,702
Series B-3 Warrant liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	15,819
Change in Unrealized (Gains) Losses	(311)
Issuances (Settlements)	(15,508)
Net Transfer In (Out) of Level 3	0
Ending balance	0		$ 15,819
Settlements	25,409
Final net exercise	4,800
Issuances	$ 14,701